Annual Total Returns (Bar Chart) - American Growth Trust (American Growth Trust, Series II, American Growth Trust)	12 Months Ended
May 01, 2011
American Growth Trust | Series II, American Growth Trust
Bar Chart Table:
2001	(18.56%)
2002	(24.83%)
2003	36.16%
2004	11.91%
2005	15.59%
2006	9.64%
2007	11.73%
2008	(44.28%)
2009	38.68%
2010	18.14%